Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Executive Officers and Non-Executive Directors Compensation
	Executive Officers			Non-Executive Directors			Total

(USD millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017

Cash and other compensation	20.7	22.5	18.4	4.1	4.0	4.0	24.8	26.5	22.4

Post-employment benefits	2.6	2.5	2.0				2.6	2.5	2.0

Equity-based compensation	40.6	42.5	49.9	4.6	4.8	4.8	45.2	47.3	54.7

Total	63.9	67.5	70.3	8.7	8.8	8.8	72.6	76.3	79.1

Transactions with former members of the Board of Directors
	Currency	2019	2018	2017

Dr. Krauer	CHF	60 000	60 000	60 000

Dr. Vasella	CHF	0	18 228	26 279